Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Schedule of Disaggregated Revenue by Geographical Areas	The following table provides information about disaggregated revenue by geographical areas
	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
EMEA	$65,096	$52,141
America	97,368	77,223
APAC	22,832	18,554
Total	$185,296	$147,918

Schedule of Contract Liabilities from Contracts with Customers	The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:
	June 30, 2024	December 31, 2023
	(Unaudited)
Contract liabilities, current	$183,938	$195,725
Contract liabilities, non-current	42,369	$47,098